Interest-bearing Deposits - Deposit interest expense by deposit type (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Banking and Thrift [Abstract]
Savings, NOW and Money Market	$ 537,404	$ 366,123
Certificates of deposit	567,877	659,109
Total deposit interest expense	$ 1,105,281	$ 1,025,232